Virtus Low Duration Income Fund,

a series of Virtus Insight Trust

Supplement dated October 9, 2012 to the Summary Prospectus and Statutory Prospectus

dated May 1, 2012, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED OCTOBER 5, 2012 TO THE ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS THE FUND NAME APPEARING IN THE TABLE BELOW.

IMPORTANT NOTICE TO INVESTORS

Effective October 3, 2012, Christopher J. Kelleher, CFA, CPA has been added as a portfolio manager of the fund.

Accordingly, the following disclosure hereby is hereby added to the current disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus (as previously supplemented):

•	Christopher J. Kelleher, CFA, CPA, Managing Director and Senior Portfolio Manager at Newfleet. Mr. Kelleher has served as a Portfolio Manager of the fund since October 2012.

The table under “Newfleet” in the section “The Subadvisers” (as previously supplemented) is hereby replaced with the following:

Virtus Low Duration Income Fund	David L. Albrycht, CFA (since May 2012) Benjamin Caron, CFA (since May 2012) Christopher J. Kelleher, CFA, CPA (since October 2012)

The narrative under the table (as supplemented) is amended by adding the following:

Christopher J. Kelleher, CFA, CPA. Mr. Kelleher is Managing Director and Senior Portfolio Manager (since January 2012) at Newfleet. Prior to joining Newfleet, Mr. Kelleher was retired for two years from Goodwin, where he was Managing Director and Senior Portfolio Manager (1997 to January 2010). Previously, he was an investment officer with Phoenix Life Insurance Company (1983 to 1997), formerly an affiliate of Goodwin and VIA. Mr. Kelleher also is co-portfolio manager for Virtus Balanced Fund and Virtus Bond Fund. He has more than 25 years of investment experience in all bond market sectors, including both publicly traded and private placements.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VIT 8003/LDI PMAdd (10/2012)